INTANGIBLE ASSETS AND GOODWILLl (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Banking	R$ 6,101,977	R$ 6,230,002
Insurance	503,026	500,640
Total	R$ 6,605,003	R$ 6,730,642